Temporary Equity - Valuation Inputs for Warrant Liability (Details)	May 28, 2021 $ / shares	Dec. 31, 2020 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of warrants (in dollars per share)	$ 8.86	$ 8.86
Series H Redeemable Preferred Stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of Series H preferred stock (in dollars per share)	$ 21.89	$ 9.74
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0.003	0.002
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants expected term	2 years 10 months 24 days	3 years 4 months 24 days
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0.339	0.326
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0	0